Offerings	Aug. 13, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	22,708,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 756.93
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.12
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Rising Dragon Acquisition Corp. (“RDAC”) and HZJL Cayman Limited, a Cayman Islands exempted company (“HZJL”). This number is based on the 22,708,000 Class A Ordinary Shares and 12,292,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of HZJL in accordance with the terms of the Agreement and Plan of Merger, dated January 27, 2025. This number includes: (1) 22,708,000 Class A Ordinary Shares to be issued to the existing shareholders of HZJL, (2) 12,292,000 Class B Ordinary Shares to be issued to the existing shareholders of HZJL, (3) 5,750,000 Class A Ordinary Shares to be issued to RDAC’s public stockholders, (4) 1,437,500 Class A Ordinary Shares to be issued to RDAC’s Sponsor, (5) 254,375 Class A Ordinary Shares underlying the Private Units, (6) 575,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,437 Class A Ordinary Shares underlying the Private Rights, (8) 57,500 Class A Ordinary Shares underlying the Representative Shares, and (9) 1,750,000 Class A Ordinary Shares to be issued to advisors. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. HZJL, a corporation, is a private company, no market exists for its securities and HZJL has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the HZJL’s securities expected to be exchanged in the Business Combination.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	12,292,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 409.73
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.06
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Rising Dragon Acquisition Corp. (“RDAC”) and HZJL Cayman Limited, a Cayman Islands exempted company (“HZJL”). This number is based on the 22,708,000 Class A Ordinary Shares and 12,292,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of HZJL in accordance with the terms of the Agreement and Plan of Merger, dated January 27, 2025. This number includes: (1) 22,708,000 Class A Ordinary Shares to be issued to the existing shareholders of HZJL, (2) 12,292,000 Class B Ordinary Shares to be issued to the existing shareholders of HZJL, (3) 5,750,000 Class A Ordinary Shares to be issued to RDAC’s public stockholders, (4) 1,437,500 Class A Ordinary Shares to be issued to RDAC’s Sponsor, (5) 254,375 Class A Ordinary Shares underlying the Private Units, (6) 575,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,437 Class A Ordinary Shares underlying the Private Rights, (8) 57,500 Class A Ordinary Shares underlying the Representative Shares, and (9) 1,750,000 Class A Ordinary Shares to be issued to advisors. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. HZJL, a corporation, is a private company, no market exists for its securities and HZJL has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the HZJL’s securities expected to be exchanged in the Business Combination.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 191.67
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.03
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Rising Dragon Acquisition Corp. (“RDAC”) and HZJL Cayman Limited, a Cayman Islands exempted company (“HZJL”). This number is based on the 22,708,000 Class A Ordinary Shares and 12,292,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of HZJL in accordance with the terms of the Agreement and Plan of Merger, dated January 27, 2025. This number includes: (1) 22,708,000 Class A Ordinary Shares to be issued to the existing shareholders of HZJL, (2) 12,292,000 Class B Ordinary Shares to be issued to the existing shareholders of HZJL, (3) 5,750,000 Class A Ordinary Shares to be issued to RDAC’s public stockholders, (4) 1,437,500 Class A Ordinary Shares to be issued to RDAC’s Sponsor, (5) 254,375 Class A Ordinary Shares underlying the Private Units, (6) 575,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,437 Class A Ordinary Shares underlying the Private Rights, (8) 57,500 Class A Ordinary Shares underlying the Representative Shares, and (9) 1,750,000 Class A Ordinary Shares to be issued to advisors. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. HZJL, a corporation, is a private company, no market exists for its securities and HZJL has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the HZJL’s securities expected to be exchanged in the Business Combination.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	1,437,500
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 47.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.01
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Rising Dragon Acquisition Corp. (“RDAC”) and HZJL Cayman Limited, a Cayman Islands exempted company (“HZJL”). This number is based on the 22,708,000 Class A Ordinary Shares and 12,292,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of HZJL in accordance with the terms of the Agreement and Plan of Merger, dated January 27, 2025. This number includes: (1) 22,708,000 Class A Ordinary Shares to be issued to the existing shareholders of HZJL, (2) 12,292,000 Class B Ordinary Shares to be issued to the existing shareholders of HZJL, (3) 5,750,000 Class A Ordinary Shares to be issued to RDAC’s public stockholders, (4) 1,437,500 Class A Ordinary Shares to be issued to RDAC’s Sponsor, (5) 254,375 Class A Ordinary Shares underlying the Private Units, (6) 575,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,437 Class A Ordinary Shares underlying the Private Rights, (8) 57,500 Class A Ordinary Shares underlying the Representative Shares, and (9) 1,750,000 Class A Ordinary Shares to be issued to advisors. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. HZJL, a corporation, is a private company, no market exists for its securities and HZJL has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the HZJL’s securities expected to be exchanged in the Business Combination.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	254,375
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 8.48
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Rising Dragon Acquisition Corp. (“RDAC”) and HZJL Cayman Limited, a Cayman Islands exempted company (“HZJL”). This number is based on the 22,708,000 Class A Ordinary Shares and 12,292,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of HZJL in accordance with the terms of the Agreement and Plan of Merger, dated January 27, 2025. This number includes: (1) 22,708,000 Class A Ordinary Shares to be issued to the existing shareholders of HZJL, (2) 12,292,000 Class B Ordinary Shares to be issued to the existing shareholders of HZJL, (3) 5,750,000 Class A Ordinary Shares to be issued to RDAC’s public stockholders, (4) 1,437,500 Class A Ordinary Shares to be issued to RDAC’s Sponsor, (5) 254,375 Class A Ordinary Shares underlying the Private Units, (6) 575,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,437 Class A Ordinary Shares underlying the Private Rights, (8) 57,500 Class A Ordinary Shares underlying the Representative Shares, and (9) 1,750,000 Class A Ordinary Shares to be issued to advisors. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. HZJL, a corporation, is a private company, no market exists for its securities and HZJL has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the HZJL’s securities expected to be exchanged in the Business Combination.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	575,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 19.17
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Rising Dragon Acquisition Corp. (“RDAC”) and HZJL Cayman Limited, a Cayman Islands exempted company (“HZJL”). This number is based on the 22,708,000 Class A Ordinary Shares and 12,292,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of HZJL in accordance with the terms of the Agreement and Plan of Merger, dated January 27, 2025. This number includes: (1) 22,708,000 Class A Ordinary Shares to be issued to the existing shareholders of HZJL, (2) 12,292,000 Class B Ordinary Shares to be issued to the existing shareholders of HZJL, (3) 5,750,000 Class A Ordinary Shares to be issued to RDAC’s public stockholders, (4) 1,437,500 Class A Ordinary Shares to be issued to RDAC’s Sponsor, (5) 254,375 Class A Ordinary Shares underlying the Private Units, (6) 575,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,437 Class A Ordinary Shares underlying the Private Rights, (8) 57,500 Class A Ordinary Shares underlying the Representative Shares, and (9) 1,750,000 Class A Ordinary Shares to be issued to advisors. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. HZJL, a corporation, is a private company, no market exists for its securities and HZJL has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the HZJL’s securities expected to be exchanged in the Business Combination.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	25,437
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 0.85
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Rising Dragon Acquisition Corp. (“RDAC”) and HZJL Cayman Limited, a Cayman Islands exempted company (“HZJL”). This number is based on the 22,708,000 Class A Ordinary Shares and 12,292,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of HZJL in accordance with the terms of the Agreement and Plan of Merger, dated January 27, 2025. This number includes: (1) 22,708,000 Class A Ordinary Shares to be issued to the existing shareholders of HZJL, (2) 12,292,000 Class B Ordinary Shares to be issued to the existing shareholders of HZJL, (3) 5,750,000 Class A Ordinary Shares to be issued to RDAC’s public stockholders, (4) 1,437,500 Class A Ordinary Shares to be issued to RDAC’s Sponsor, (5) 254,375 Class A Ordinary Shares underlying the Private Units, (6) 575,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,437 Class A Ordinary Shares underlying the Private Rights, (8) 57,500 Class A Ordinary Shares underlying the Representative Shares, and (9) 1,750,000 Class A Ordinary Shares to be issued to advisors. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. HZJL, a corporation, is a private company, no market exists for its securities and HZJL has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the HZJL’s securities expected to be exchanged in the Business Combination.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	57,500
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 1.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Rising Dragon Acquisition Corp. (“RDAC”) and HZJL Cayman Limited, a Cayman Islands exempted company (“HZJL”). This number is based on the 22,708,000 Class A Ordinary Shares and 12,292,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of HZJL in accordance with the terms of the Agreement and Plan of Merger, dated January 27, 2025. This number includes: (1) 22,708,000 Class A Ordinary Shares to be issued to the existing shareholders of HZJL, (2) 12,292,000 Class B Ordinary Shares to be issued to the existing shareholders of HZJL, (3) 5,750,000 Class A Ordinary Shares to be issued to RDAC’s public stockholders, (4) 1,437,500 Class A Ordinary Shares to be issued to RDAC’s Sponsor, (5) 254,375 Class A Ordinary Shares underlying the Private Units, (6) 575,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,437 Class A Ordinary Shares underlying the Private Rights, (8) 57,500 Class A Ordinary Shares underlying the Representative Shares, and (9) 1,750,000 Class A Ordinary Shares to be issued to advisors. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. HZJL, a corporation, is a private company, no market exists for its securities and HZJL has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the HZJL’s securities expected to be exchanged in the Business Combination.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	1,750,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 58.33
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.01
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Rising Dragon Acquisition Corp. (“RDAC”) and HZJL Cayman Limited, a Cayman Islands exempted company (“HZJL”). This number is based on the 22,708,000 Class A Ordinary Shares and 12,292,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of HZJL in accordance with the terms of the Agreement and Plan of Merger, dated January 27, 2025. This number includes: (1) 22,708,000 Class A Ordinary Shares to be issued to the existing shareholders of HZJL, (2) 12,292,000 Class B Ordinary Shares to be issued to the existing shareholders of HZJL, (3) 5,750,000 Class A Ordinary Shares to be issued to RDAC’s public stockholders, (4) 1,437,500 Class A Ordinary Shares to be issued to RDAC’s Sponsor, (5) 254,375 Class A Ordinary Shares underlying the Private Units, (6) 575,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,437 Class A Ordinary Shares underlying the Private Rights, (8) 57,500 Class A Ordinary Shares underlying the Representative Shares, and (9) 1,750,000 Class A Ordinary Shares to be issued to advisors. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. HZJL, a corporation, is a private company, no market exists for its securities and HZJL has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the HZJL’s securities expected to be exchanged in the Business Combination.